Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	TRANSAMERICA SERIES TRUST
Central Index Key	0000778207
Amendment Flag	false
Document Creation Date	Jun 15, 2012
Document Effective Date	Jun 15, 2012
Prospectus Date	May 1, 2012

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectuses

* * *

Transamerica Multi-Managed Balanced VP

Effective on or about September 17, 2012, the second paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus, the second paragraph under “More On Each Portfolio’s Strategies and Investments – Transamerica Multi-Managed Balanced VP” in the Prospectus, and the second paragraph of the information pertaining to Transamerica Multi-Managed Balanced VP under “List and Description of Certain Underlying Portfolios” in the Prospectus are deleted and replaced with the following:

The portfolio varies the percentage of the assets invested in any one type of security in accordance with its sub-advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the portfolio invests approximately 55% of its assets in equity securities and 45% of its assets in fixed-income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks). The portfolio’s investment adviser, Transamerica Asset Management, Inc., monitors the allocation of the portfolios assets between the equity sub-adviser and the fixed-income sub-adviser and rebalances the allocation periodically to maintain these approximate allocations.

* * *

Investors Should Retain this Supplement for Future Reference

June 15, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement Text Block	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectuses

* * *

Transamerica Multi-Managed Balanced VP

Effective on or about September 17, 2012, the second paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus, the second paragraph under “More On Each Portfolio’s Strategies and Investments – Transamerica Multi-Managed Balanced VP” in the Prospectus, and the second paragraph of the information pertaining to Transamerica Multi-Managed Balanced VP under “List and Description of Certain Underlying Portfolios” in the Prospectus are deleted and replaced with the following:

The portfolio varies the percentage of the assets invested in any one type of security in accordance with its sub-advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the portfolio invests approximately 55% of its assets in equity securities and 45% of its assets in fixed-income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks). The portfolio’s investment adviser, Transamerica Asset Management, Inc., monitors the allocation of the portfolios assets between the equity sub-adviser and the fixed-income sub-adviser and rebalances the allocation periodically to maintain these approximate allocations.

* * *

Investors Should Retain this Supplement for Future Reference

June 15, 2012

Transamerica Multi-Managed Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	tst1_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectuses

* * *

Transamerica Multi-Managed Balanced VP

Effective on or about September 17, 2012, the second paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus, the second paragraph under “More On Each Portfolio’s Strategies and Investments – Transamerica Multi-Managed Balanced VP” in the Prospectus, and the second paragraph of the information pertaining to Transamerica Multi-Managed Balanced VP under “List and Description of Certain Underlying Portfolios” in the Prospectus are deleted and replaced with the following:

The portfolio varies the percentage of the assets invested in any one type of security in accordance with its sub-advisers’ interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values. Generally, the portfolio invests approximately 55% of its assets in equity securities and 45% of its assets in fixed-income and money market securities (investing at least 25% of its assets in fixed-income senior securities, including debt securities and preferred stocks). The portfolio’s investment adviser, Transamerica Asset Management, Inc., monitors the allocation of the portfolios assets between the equity sub-adviser and the fixed-income sub-adviser and rebalances the allocation periodically to maintain these approximate allocations.

* * *

Investors Should Retain this Supplement for Future Reference

June 15, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012